Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt
12.	Debt

The Company’s non-convertible debt outstanding at June 30, 2022 and December 31, 2021 is summarized as follows:

	June 30,	December 31,
	2022	2021
Italian Economic Development Agency Loan	323	525
Intesa Sanpaolo Loan 1	7,384	8,507
Intesa Sanpaolo Loan 2	5,225	5,672
Horizon 2020 Loan	414	486
RIF Shareholders Loan	15,674	17,015
UniCredit Loan	5,188	5,630
Total debt obligation	$34,208	$37,835
Unamortized loan discount and issuance costs	(1,016)	(754)
Total debt obligation carrying amount	$33,192	$37,081
Current portion	$3,177	$1,950
Long-term portion	$30,015	$35,131

2021 Bridge Financing

On December 13, 2021, the Company issued convertible promissory notes to related parties in the principal amount of $27.0 million (see Note 20). At December 31, 2021, the outstanding balance was $27.1 million, recorded at fair value in the accompanying condensed consolidated balance sheets. On January 19, 2022 the Company settled the convertible promissory notes in cash for principal plus accrued interest in the aggregate amount of $27.3 million. During the six months ended June 30, 2022, the Company recognized a loss of $0.2 million with respect to the change in fair value of the convertible promissory notes on the accompanying condensed consolidated statements of operations.

Future maturities with respect to debt outstanding at June 30, 2022 are as follows (in thousands):

At June 30, 2022
Remaining 2022 obligation	1,362
2023	7,909
2024	5,315
2025	3,868
2026	3,889
More than 5 years	11,865
Total maturities	$34,208

Gelesis
Debt
12.	Debt

Italian Economic Development Agency Loan

In May 2014, the Company entered into a loan agreement with an Italian economic development agency in connection with a grant. In February 2016, the Company received a second tranche of financing under this loan agreement. Borrowings under the loan totaled €1.2 million (approximately $1.4 million at December 31, 2021), and the loan bears interest at 0.332% per annum. The Company is required to make annual principal and interest payments from January 2017 through January 2024.

Intesa Sanpaolo Loan

In November 2019, the Company entered into a loan agreement with Intesa Sanpaolo. Initial borrowings under the loan totaled €2.4 million (approximately $2.8 million at December 31, 2021), net of transaction costs of €0.1 million (approximately $0.1 million at December 31, 2021), and the loan bears interest at base rate of 2.3% plus the 3-month Euribor rate per annum. The Company is required to make payments of interest only on borrowings under the loan agreement on a quarterly basis through and including October 31, 2021 (the interest only termination date), after which payments of principal in equal quarterly installments and accrued interest will be due until the loan matures on October 31, 2029. The Company pledged certain manufacturing facilities, excluding equipment, as collateral under this loan agreement.

During the year ended December 31, 2020, the Company borrowed an additional €5.0 million (approximately $5.7 million at December 31, 2021), net of transaction costs of approximately €13,000 (approximately $14,000 at December 31, 2021). The additional borrowings under the loan had the same terms and repayment schedule as the November 2019 loan.

In March 2021, the Company entered into another loan agreement with Intesa Sanpaolo for aggregate borrowing of up to €5.0 million. Borrowings under the second loan agreement upon closing and at December 31, 2021, totaled €4.8 million (approximately $5.4 million at December 31, 2021), net of transaction costs of €0.2 million (approximately $0.2 million at December 31, 2021), and the loan bears interest at base rate of 0.701%. The Company is required to make payments of interest only on borrowings under the loan agreement on a monthly basis through March 2023 (the interest only termination date), after which payments of principal in equal monthly installments and accrued interest will be due until the loan matures on March 26, 2024.

Horizon 2020 Loan

In December 2019, as part of the Horizon 2020 Grant (see Note 11), the Company entered into a loan agreement with the Italian Finance Ministry. Borrowings under the loan totaled €0.3 million (approximately $0.3 million at December 31, 2021), net of transaction costs and discounts of approximately €21,000 (approximately $24,000 at December 31, 2021), and the loan bears interest at 0.171% per annum. The Company is required to make payments of interest only on borrowings under the loan agreement on a semiannual basis through and including June 30, 2020 (the interest only termination date), after which payments of principal in equal semiannual installments and accrued interest will be due until the loan matures on June 30, 2028.

In October 2020, the Company borrowed an additional €0.2 million (approximately $0.2 million at December 31, 2021), net of transaction costs of approximately €19,000 (approximately $22,000 at December 31, 2021). The additional borrowings under the loan had the same terms and repayment schedule as the December 2019 loan.

RIF Shareholders Loan

In August 2020, as part of the RIF financing transaction (see Note 11), the Company entered into a loan agreement with the shareholders of RIF. Borrowings under the loan totaled €14.5 million (approximately $16.4 million at December 31, 2021), net of transaction costs of €0.5 million (approximately $0.6 million at December 31, 2021), and the loan bears interest at 6.35% per annum.

The Company is required to make payments of interest only on borrowings under the loan agreement on an annual basis starting December 31, 2020 and through and including December 30, 2022 (the interest only termination date), after which payments of principal in equal annual installments and accrued interest will be due until the loan matures on December 31, 2030. If either party exercises its call option or put option on the equity investment as part of the RIF Transaction, the unpaid principal and accrued interest as of that date must be paid by the Company.

UniCredit Loan

In November 2020, the Company entered into a loan agreement with UniCredit. Borrowings under the loan totaled €4.9 million (approximately $5.7 million at December 31, 2021), net of transaction costs and discounts of €0.1 million (approximately $0.1 million at December 31, 2021), and the loan bears interest at 2.12% per annum. The Company is required to make payments of principal and accrued interest on a semiannual basis starting December 10, 2021 until the loan matures on December 10, 2027.

PPP Loan

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted to, amongst other provisions, provide emergency assistance for individuals, families and businesses affected by the COVID-19 pandemic. The CARES Act includes a Paycheck Protection Program (“PPP”) administered through the Small Business Association (“SBA”). Under the PPP, beginning April 3, 2020, small businesses and other entities and individuals could apply for loans from existing SBA lenders and other approved regulated lenders that enroll in the program, subject to numerous limitations and eligibility criteria.

In April 2020, the Company issued a promissory note to Silicon Valley Bank, pursuant to which it received loan proceeds of $0.3 million (the “PPP Loan”) provided under the PPP established under the CARES Act and guaranteed by the U.S. Small Business Administration. In November 2020, the Company was notified by Silicon Valley Bank that the PPP Loan had been fully forgiven by the SBA and there is no remaining balance on its account. The Company recognized income of $0.3 million in other income on the consolidated statements of operations during the year ended December 31, 2020, for debt extinguishment pursuant to ASC 470, Debt.

2021 Bridge Financing

On December 13, 2021, the Company entered into a bridge financing arrangement, executing convertible promissory note agreements for $12.0 million with SSD2 an existing investor and related party (see Note 20) and $15.0 million with PureTech, an existing investor and related party (see Note 20). These promissory notes bear interest at 10% and shall be settled in cash for principal plus accrued interest by the third (3rd) business day following the Business Combination Closing Agreement with CPSR, or thirty (30) days following the termination of the Business Combination Agreement. In the event the Business Combination Agreement is terminated, the majority holders of the promissory notes may elect to convert outstanding principal and interest into the securities being issued and sold to investors in a subsequent qualified financing at a discounted conversion price equal to 75% of the price per share paid by other investors in the financing. The Company elected to recognize the hybrid instrument at fair value at issuance and record subsequent changes in fair value in the accompanying consolidated statements of operations (see Note 3). At issuance the Company determined the aggregate fair value of the convertibles promissory notes was $27.0 million. At December 31, 2021, the fair value was determined to be $27.1 million. During the year ended December 31, 2021, the Company recognized a loss of $0.1 million with respect to the change in fair value of the convertible promissory notes on the accompanying consolidated statements of operations.

Future maturities with respect to non-convertible debt outstanding at December 31, 2021 are as follows (in thousands):

At December 31, 2021
2022	2,183
2023	8,585
2024	5,771
2025	4,199
2026	4,221
More than 5 years	12,877
Unamortized loan discount and issuance costs	(754)
Total obligation	$37,081